Accounts Receivables - Schedule of Accounts Receivables, Net (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivables	$ 885,932	$ 286,956
Allowance for credit losses	(80,573)	(8,056)
Total, net	$ 805,359	$ 278,900